CORPORATE ADMINISTRATION, MARKETING AND OTHER COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other operating expenses [Abstract]
Corporate administration expenses	$ 59	$ 63	$ 60
Share scheme and related costs	9	19	16
Selling, general and administrative expense	$ 68	$ 82	$ 76